Long Term Investments (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended		12 Months Ended			1 Months Ended		12 Months Ended			1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2012 Chengdu-Medical	Sep. 30, 2011 Chengdu-Medical	Dec. 31, 2013 Chengdu-Medical	Dec. 31, 2012 Chengdu-Medical	Dec. 31, 2011 Chengdu-Medical	Oct. 31, 2013 iSS-Foshan	Sep. 30, 2012 iSS-Foshan	Dec. 31, 2013 iSS-Foshan	Dec. 31, 2012 iSS-Foshan	Jun. 30, 2011 Dynomedia Inc	Dec. 31, 2013 Microsoft Innovation
Investment [Line Items]
Cash capital contributions	$ 1,572	$ 1,532	$ 12,036		$ 7,785				$ 1,408	$ 1,429				$ 165
Equity interest, percentage				39.20%	49.00%				49.00%	49.00%				11.10%
Gain (loss) on equity method investment	(363)	(637)	(565)			72	(303)	(95)			(414)	(200)
Equity interest transferred, percentage				9.80%
Initial Carrying amount of cost method investment													$ 1,530
Equity interest, percentage													23.40%